Fair values of financial assets and liabilities - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 258,373	£ 240,413
Financial assets at fair value through other comprehensive income	40,428	36,320
Derivative financial assets	20,731	19,727
Total financial assets carried at fair value	319,532	296,460
Financial liabilities at fair value through profit or loss	31,310	27,909
Derivative financial liabilities	17,826	16,132
Total financial liabilities carried at fair value	115,775	105,681
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	9,870	10,251
Financial assets at fair value through other comprehensive income	101	101
Derivative financial assets	481	464
Financial assets at fair value through other comprehensive income and derivative financial instruments	582	565
Total financial assets carried at fair value	10,452	10,816
Derivative financial liabilities	204	224
Total financial liabilities carried at fair value	221	241
Recurring fair value measurement | Credit spreads | Discounted cash flows | Securitisation notes and other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	17	17
Recurring fair value measurement | HPI growth | Market values - property valuation | Shared appreciation rights
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial liabilities	101	111
Recurring fair value measurement | Interest rate ATM volatility | Option pricing model | Interest rate derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial liabilities	£ 103	£ 113
Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows | Securitisation notes and other | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.0349	0.0349
Recurring fair value measurement | Minimum | HPI growth | Market values - property valuation | Shared appreciation rights | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.03	0.03
Recurring fair value measurement | Minimum | Interest rate ATM volatility | Option pricing model | Interest rate derivatives | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.0056	0.0038
Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows | Securitisation notes and other | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.0349	0.0349
Recurring fair value measurement | Maximum | HPI growth | Market values - property valuation | Shared appreciation rights | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.04	0.04
Recurring fair value measurement | Maximum | Interest rate ATM volatility | Option pricing model | Interest rate derivatives | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.0093	0.0082
Loans and advances to customers | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 5,913	£ 6,058
Loans and advances to customers | Recurring fair value measurement | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,790	5,923
Loans and advances to customers | Recurring fair value measurement | HPI growth | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 123	£ 135
Loans and advances to customers | Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0084	0.0080
Loans and advances to customers | Recurring fair value measurement | Minimum | HPI growth | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.03	0.03
Loans and advances to customers | Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0407	0.0853
Loans and advances to customers | Recurring fair value measurement | Maximum | HPI growth | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.04	0.04
Debt securities | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 2,704	£ 2,758
Debt securities | Recurring fair value measurement | Credit spreads | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	780	869
Financial assets at fair value through other comprehensive income	49	50
Debt securities | Recurring fair value measurement | Earnings multiple | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 1,924	£ 1,889
Debt securities | Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0112	0.0113
Debt securities | Recurring fair value measurement | Minimum | Credit spreads | Discounted cash flows | Financial assets at fair value through other comprehensive income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0287	0.0287
Debt securities | Recurring fair value measurement | Minimum | Earnings multiple | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.03	0
Debt securities | Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0650	0.0925
Debt securities | Recurring fair value measurement | Maximum | Credit spreads | Discounted cash flows | Financial assets at fair value through other comprehensive income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0308	0.0308
Debt securities | Recurring fair value measurement | Maximum | Earnings multiple | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.28	0.16
Equity shares | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 1,253	£ 1,435
Equity shares | Recurring fair value measurement | Price | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	874	1,057
Financial assets at fair value through other comprehensive income	52	51
Equity shares | Recurring fair value measurement | Earnings multiple | Market values - property valuation
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	£ 379	£ 378
Equity shares | Recurring fair value measurement | Minimum | Earnings multiple | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.03	0
Equity shares | Recurring fair value measurement | Maximum | Earnings multiple | Market values - property valuation | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.28	0.16
Interest rate derivatives | Recurring fair value measurement | Interest rate ATM volatility | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial assets	£ 202	£ 202
Interest rate derivatives | Recurring fair value measurement | Uncertainty of recovery rates | Discounted cash flows
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial assets	£ 279	£ 262
Interest rate derivatives | Recurring fair value measurement | Minimum | Interest rate ATM volatility | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0056	0.0038
Interest rate derivatives | Recurring fair value measurement | Minimum | Uncertainty of recovery rates | Discounted cash flows | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.40	0.40
Interest rate derivatives | Recurring fair value measurement | Maximum | Interest rate ATM volatility | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0093	0.0082
Interest rate derivatives | Recurring fair value measurement | Maximum | Uncertainty of recovery rates | Discounted cash flows | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.90	0.90